DISCONTINUED OPERATIONS (Tables)	6 Months Ended
Jun. 30, 2026
Discontinued Operations and Disposal Groups [Abstract]
SCHEDULE OF DISCONTINUED OPERATIONS

The following table presents key components of “Net income (loss) from discontinued operations”:

	Six Months Ended June 30
	2026	2025

Other income (expense), net	6	58
Net income (loss) from discontinued operations	$6	$58

The following table presents liabilities that are classified as discontinued operations on the balance sheets:

	June 30, 2026	December 31, 2025

Liabilities
Current Liabilities:
Accounts payable	$156	$161
Accrued expense and other current liabilities	-	35
Advances from customers	279	287

Current liabilities related to discontinued operations	$435	$483